Business combinations - Summary of Business Acquisition, Pro Forma Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Nanjing Cuida Biotechnology Co Ltd [Member]
Business Acquisition Pro Forma Information [Line Items]
Net revenues		¥ 804,175
Net loss		(231,712)
Xingmu Group [Member]
Business Acquisition Pro Forma Information [Line Items]
Net revenues	¥ 802,249	850,932
Net loss	¥ (176,070)	¥ (230,451)